Net Earnings (Loss) Per Share (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share of common stock	The following tables provide the calculation of basic and diluted net (loss) earnings per share of common stock for the twelve and twenty-four weeks ended October 15, 2023 and October 9, 2022:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Numerator:
Net (loss) income	(7,283)	(3,390)	(10,329)	1,645
Cumulative unpaid dividends on preferred stock	(394)	—	(528)	—
Change in redemption amount of preferred stock	—	—	(1,423)	—
Net loss on which basic and diluted earnings per share is calculated	(7,677)	(3,390)	(12,280)	1,645

Denominator:
Weighted average common shares outstanding, basic	6,535	6,168	6,550	6,168
Dilutive awards outstanding	—	—	—	10,824
Weighted average common shares outstanding, diluted	6,535	6,168	6,550	16,992
Earnings (loss) per share:
Basic	$(1.17)	$(0.55)	$(1.87)	$0.27
Diluted	(1.17)	(0.55)	(1.87)	0.10
The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 30, 2023, April 24, 2022, and April 25, 2021:

	April 30, 2023	April 24, 2022	April 25, 2021
Net loss on which basic and diluted earnings per share is $ calculated	$(7,525)	$(9,917)	$(29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated	6,210	6,108	6,079
Basic loss per share	(1.21)	(1.62)	(4.93)
Diluted loss per share	(1.21)	(1.62)	(4.93)

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	For the Three Months Ended September 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: (Loss) income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(38,672)	$1,754,851
Denominator: Weighted average Class A common stock subject to possible redemption	(38,672)	1,754,851
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	3,998,687	24,150,000
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.01)	$0.07

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(70,066)	$526,455
Denominator: Weighted average non-redeemable Class A and Class B common stock	(70,066)	526,455
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.01)	$0.07

	For the Nine Months Ended September 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(3,369,552)	$9,923,259
Denominator: Weighted average Class A common stock subject to possible redemption	(3,369,552)	9,923,259
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	12,192,078	22,115,385
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.28)	$0.45

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(2,002,317)	$3,250,859
Denominator: Weighted average non-redeemable Class A and Class B common stock	(2,002,317)	3,250,859
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.28)	$0.45

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	Twelve Months Ended December 31,
	2022	2021
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net income	$11,937,823	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	22,604,795	—
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.53	$—

Non-Redeemable Class B common stock
Numerator: Income attributable to non-redeemable Class B common stock
Net income (loss)	$3,826,158	$(22,252)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	7,245,000	6,300,000
Basic and diluted net income (loss) per share, non-redeemable Class B common stock	$0.53	$0.00

Schedule of Antidilutive Securitie
The following table conveys the number of shares that may be dilutive potential common shares in the future. The holders of these shares do not have a contractual obligation to share in the Company’s losses. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share (in thousands):

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023
Stock options	2,850	2,256	2,850
Preferred stock (as converted to common shares)	12,383	10,204	12,383
Convertible debt (as converted to common shares)	513	507	513
Contingently issuable warrants	76	—	76
Warrants	105	105	105
Total common stock equivalents	15,927	13,072	15,927
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted loss per share above (in thousands):

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Stock options	2,284	2,144	2,268
Preferred stock (as converted to common shares)	10,204	10,086	9,586
Convertible debt (as converted to common shares)	500	500	—
Warrants	105	131	187
Total common stock equivalents	13,093	12,861	12,040